Condensed Consolidated Statements of Changes in Members' Equity and Total Equity (Parenthetical) $ in Thousands	3 Months Ended
Sep. 30, 2021 USD ($)
Capital Unit, Class A [Member] | IPO [Member]
Stock Issuance Cost Net	$ 11,394